UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001652641

Hertz Vehicle Financing II LP
(Exact name of issuing entity as specified in its charter)

_______________

Central Index Key Number of issuing entity (if applicable):	0001650099
Central Index Key Number of underwriter (if applicable):	N/A

R. Scott Massengill, (201) 307-2607
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountant’s Report on Applying Agreed-Upon Procedures dated August 10, 2015, of PricewaterhouseCoopers LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP pertaining to Hertz Vehicle Financing II LP’s Series 2015-2 Asset Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

__Hertz Vehicle Financing LLC__ (Securitizer)

Date __September 10, 2015______________________

___/s/ R. Scott Massengill      ____ (Signature)*
Name:  R. Scott Massengill
Title:     Treasurer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated August 10, 2015, of PricewaterhouseCoopers LLP.